Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Schedule of fair value of outstanding 2012 Notes and Floating Rate Notes, based on the quoted market price for the same or similar issues of debt

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(in millions)	Value	Value	Value	Value

2012 notes	$425.0	$448.4	$—	$—
Floating rate notes	230.0	229.1	230.0	208.2
PIK toggle notes	—	—	405.0	417.0